FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) $ in Thousands, kr in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK (kr)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Current	$ 93,802		$ 118,489
Non-derivatives:
Available-for-sale securities	93,802		118,489
Floating rate NOK bonds due 2017	0		65,955
Floating Rate NOK Bonds due 2019			86,026
Long-term debt	1,522,900		1,580,006
Financial instruments (short-term): at fair value	108		110
Derivatives:
Derivative Asset, Noncurrent	8,347		6,042
Interest rate/ currency swap contracts – long-term receivables			6,042
Long term receivables, non-designated swap contracts	3,200		1,500
Long term payables, non-designated swap contracts	7,400		9,600
Carrying Value [Member]
Non-derivatives:
Available-for-sale securities			118,489
Floating rate NOK bonds due 2017	0		65,445
Floating Rate NOK Bonds due 2019			87,801
Derivatives:
Swap contracts short term receivables fair value disclosure			110
Derivative Asset, Noncurrent	108
Interest rate/ currency swap contracts – long-term receivables			6,042
Interest rate/ currency swap contracts – short-term payables	503		39,309
Interest rate/ currency swap contracts – long-term payables	48,618		61,456
Fair Value [Member]
Non-derivatives:
Available-for-sale securities			118,489
Floating rate NOK bonds due 2017	0		65,955
Floating Rate NOK Bonds due 2019	92,709		86,026
Floating Rate NOK Bonds due 2020	61,306		0
Derivatives:
Swap contracts short term receivables fair value disclosure			110
Interest rate/ currency swap contracts – long-term receivables			6,042
Interest rate/ currency swap contracts – short-term payables			39,309
Interest rate/ currency swap contracts – long-term payables			61,456
Senior Unsecured Convertible Bonds Due 2018 [Member]
Non-derivatives:
Long-term debt	63,218
Senior Unsecured Convertible Bonds Due 2018 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds			184,202
Senior Unsecured Convertible Bonds Due 2018 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	71,662		201,206
Senior Unsecured Convertible Bonds due 2021 [Member] | Carrying Value [Member]
Non-derivatives:
Long-term debt	225,000		225,000
Unsecured convertible bonds			225,000
Senior Unsecured Convertible Bonds due 2021 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	242,719		224,366
Not Designated as Hedging Instrument [Member]
Derivatives:
Interest rate/ currency swap contracts – short-term payables	300		2,200
NOK 900 Million Senior Unsecured Bonds [Member]
Non-derivatives:
Long-term debt	92,500	kr 758.0	87,801	kr 758.0
NOK 900 Million Senior Unsecured Bonds [Member] | Carrying Value [Member]
Non-derivatives:
Long-term debt	92,477
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Non-derivatives:
Long-term debt	61,001	kr 500.0	0	kr 0.0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Non-derivatives:
Available-for-sale securities			118,489
Floating rate NOK bonds due 2017			65,955
Floating Rate NOK Bonds due 2019			86,026
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Current	$ 93,802
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Non-derivatives:
Unsecured convertible bonds			$ 201,206